SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of STAK, and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, estimates and judgments applied in determination of provision for doubtful accounts, lower of cost and net realizable value of inventories, impairment losses for long-lived assets, valuation allowance for deferred tax assets and uncertain tax position. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Fair value measurement

(c) Fair value measurement

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. These tiers include:

Level 1—defined as observable inputs such as quoted prices in active markets;

Level 2—defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

Level 3—defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amounts of the Company’s financial instruments approximate their fair values because of their short-term nature. The Company’s financial instruments include cash and cash equivalents, accounts receivable, other current assets, amount due from and due to a related party, short-term borrowings, accounts payable and other current liabilities.

Foreign currency translation and transactions

(d) Foreign currency translation and transactions

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiary located in Hong Kong is the Hong Kong dollars (“HK$”). For the entities whose functional currency is the RMB and HK$, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive (loss) income in the consolidated statements of operations and comprehensive (loss) income.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The consolidated balance sheets amounts, with the exception of equity, on June 30, 2025 and 2024 were translated at RMB7.1636 to $1.00 and RMB7.2672 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive (loss) income and cash flows for the years ended June 30, 2025, 2024 and 2023 were RMB7.2143 to $1.00, RMB7.2248 to $1.00 and RMB6.9536 to $1.00, respectively.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Cash and cash equivalents	(e) Cash and cash equivalents Cash and cash equivalents mainly consist of cash held in banks.
Accounts receivable

(f) Accounts receivable

Accounts receivable are stated at the original amount less an allowance for credit losses. Accounts receivable, net are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional.

On July 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual credit losses. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

The Company accounts for transfers of accounts receivable as sales when it has surrendered control over the related assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Gains and losses stemming from transfers reported as sales are included in “Loss from sale of accounts receivable” in the consolidated statements of operations and comprehensive (loss) income. Assets obtained in connection with transfers reported as sales are initially recognized in the consolidated balance sheets at fair value.

Inventories

(g) Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of raw materials is determined on the basis of weighted average. The cost of finished goods is determined on the basis of weighted average and comprises direct materials, direct labor cost and an appropriate proportion of overhead.

Net realizable value is based on estimated selling prices less selling expenses and any further costs of completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. Write-downs are recorded in the consolidated statements of operations and comprehensive (loss) income.

Property and equipment

(h) Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any impairment. Depreciation is calculated over the asset’s estimated useful life, using the straight-line method. Leasehold improvements are amortized over the life of the asset or the term of the lease, whichever is shorter. Estimated useful lives are as follows:

Categories	Estimates of useful lives	Estimates of residual values
Office equipment	3 years	5%
Machinery and equipment	10 years	5%
Transportation equipment	10 years	5%

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(h) Property and equipment – continued

The Company reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Company considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

The cost of maintenance and repair is charged to expenses as incurred, whereas significant renewals and betterments are capitalized.

The Company constructs certain of its property including recodifications and improvement of its office buildings. Depreciation is recorded at the time assets are ready for the intended use.

Gains and losses on sale of property and equipment are determined by comparing the proceeds with the carrying amount and are recognized as “Loss from sale of property and equipment” in the consolidated statements of operations and comprehensive (loss) income.

Intangible assets

(i) Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. The term for the purchased invention patents is 20 years from the date of filing, the estimated useful life of these purchased patents, ranging from 14 to 17 years, are determined on shorter of the remaining legal period and anticipated economic life. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Patents	14-17 years

Deferred offering costs

(j) Deferred offering costs

Deferred offering costs are expenses directly related to the Company’s initial public offering (“IPO”). The deferred offering costs were offset against the IPO proceeds and reclassified to additional paid-in capital upon completion of the IPO in February 2025.

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets or asset group with determinable useful lives whenever events or changes in circumstances indicate that an asset or a group of assets’ carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition. The carrying amount of the long-lived asset or asset group is not recoverable when the sum of the undiscounted expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset group, when the market prices are not readily available. The adjusted carrying amount of the assets becomes new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The impairment test is performed at the asset group level. The Company did not record any impairment charge for the years ended June 30, 2025, 2024 and 2023.

Revenue recognition

(l) Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers with a date of the initial application of July 1, 2021 using the modified retrospective method.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) Revenue recognition – continued

The Company generates revenues primarily from sales of specialized oilfield vehicles, sales of specialized oilfield equipment, automation solutions service and others. In accordance with Revenue from Contracts with Customers (“ASC 606”), revenues from contracts with customers are recognized when or as the control of the services or goods is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services net of business tax and value added tax. Revenue recognition policies for each type of revenue stream are as follows:

Sales of specialized oilfield vehicles and specialized oilfield equipment

The Company sells products of specialized oilfield equipment and specialized oilfield vehicles. Among which the equipment and components of specialized oilfield vehicles are designed and manufactured by the Company; the vehicles are outsourced to qualified specialized vehicle manufacturing companies for integration and production of the Company’s produced core equipment and components. The Company generates revenues from sales of specialized oilfield vehicles and specialized oilfield equipment through contracts with customers. The Company identifies only one performance obligation to provide customers with the specific vehicle or equipment at a fixed price stated in the contracts.

The Company provides standard manufacturer’s warranty promise to general repairs on delivered specialized oilfield vehicles or specialized oilfield equipment if it does not perform as expected. The Company considers the warranty it provided not as an incremental service to customers, but rather an assurance of the product’s quality. Therefore, it is an assurance-type warrant, not a separate performance obligation, and should be accounted for in accordance with ASC 460, Guarantees. Because the Company has not experienced any claim for products, the Company does not recognize assurance-type warranty liability bases on the best estimation. The Company regularly reevaluates the estimates to assess the adequacy of the recorded warranty liabilities and adjust the amounts as necessary.

The revenue is recognized at a point in time upon the controls of the promised products are transferred to the customers. This occurs when the customers either pick up the products themselves or when the products are delivered to the customers’ designated place and accepted by them. Payment terms for product sales are generally 6 months after the control of products is transferred to the customers. The Company is deemed as the principal, recognizing revenue on a gross basis as the Company is primarily responsible for fulfilling the contract, bears the inventory risk as the processed specialized oilfield vehicles and equipment are stored in the Company’s warehouse before sales and it has the controls and ownership over the products, and has the discretion in establishing the sales price.

Service income from automation solutions

The Company provides corporate customers with automation solutions services, with multiple promises in the service contract, including software development, training, debugging, and other services for oilfield-specialized production and maintenance equipment. The software development, training, debugging, and other services are provided to customers prior to their acceptance of the developed software or function, and are not distinct because they are highly interdependent and interrelated with one another, integrated together as inputs to provide an combined output, that is to provide a well-developed software or function to corporate customers.

Therefore, the Company identifies only one performance obligation to provide corporate customers with the automation solutions services at a fixed price stated in the contracts. Corporate customers would not receive and consume the benefits before the delivery of the developed software or function. Both the corporate customers and the Company have the unilateral right to terminate the contract at any time with compensation, which would be further agreed by each party upon termination if any. In addition, the Company would control the source code and script of the software or function and would not have the enforceable right to the payment until the delivery of the developed software or function, therefore, the revenue is recognized at a point in time upon the corporate customers’ acceptance of the developed software or function. Payment terms are generally set at 6 months after the completion of the service. The Company is deemed as the principal, recognizing revenue on a gross basis as the Company is primarily responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price.

Others

Other revenue primarily derives from sales of parts and materials, such as integrated circuits, box iron and backlight panels, etc. Payment terms for sales of parts and materials are generally 4 months after the control of products is transferred to the customers. The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. Generally, the Company is deemed as the principal when it is primarily responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price, and revenue is recognized on a gross basis. The Company is acting as the agent if it is not primarily responsible for fulfilling the contract, does not bear the inventory risk, and does not have the discretion in establishing the sales price, and revenue is recognize on a net basis. The Company recognizes revenue from sales of parts and materials at a point in time upon the customer’s acceptance of the parts and materials.

For all the revenue streams, the contract payment is not subject to any refund, sales incentives, cancellation or termination provision. Nor has the Company makes such payments.

The following table disaggregates the Company’s revenues by product line for the years ended June 30, 2025, 2024 and 2023:

	For the Years Ended June 30,
	2025	2024	2023
Sales of specialized oilfield equipment	$11,952,061	$8,877,804	$13,919,600
Sales of specialized oilfield vehicles	10,909,211	5,406,586	6,361,812
Service income from automation solutions	1,762,092	1,763,018	271,462
Others	291,254	2,871,439	593,589
Net revenues	$24,914,618	$18,918,847	$21,146,463

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) Revenue recognition - continued

Contract Balances

Timing of revenue recognition was once the Company has determined that the customer has obtained control over the product. Accounts receivable represent revenues recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has an unconditional right to the payment.

Deferred revenue primarily represents the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contractual liability until goods or services have been provided to the customer. The amount of revenue recognized for the years ended June 30, 2025, 2024 and 2023 that was previously included in the deferred revenue as of June 30, 2024, 2023 and 2022 was nil, $384,532 and $98,386, respectively.

Cost of revenues	(m) Cost of revenues Cost of revenues mainly consists of manufacturing and purchase cost of raw materials, depreciation and other overhead expenses.
Selling and marketing expenses	(n) Selling and marketing expenses Selling and marketing expenses mainly consist of commission. Selling and marketing expenses are expensed as incurred.
General and administrative expenses	(o) General and administrative expenses General and administrative expenses mainly consist of (i) salaries and welfare expenses, (ii) allowance for doubtful accounts and (iii) professional fees.
Research and development expenses

(p) Research and development expenses

The Company’s research and development (“R&D”) expenses primarily consist of (i) materials in relation to testing materials; and (ii) design and development expenses, which primarily include fees payable to third-party suppliers for designing and testing. The research and development expenses are mainly driven by the stage and scale of our equipment development. The Company follows the guidance in FASB ASC 730-10.

Employee benefits

(q) Employee benefits

The Company’s subsidiaries incorporated in the PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing, and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included in the accompanying consolidated statements of operations and comprehensive (loss) income amounted to $126,894, $112,387 and $103,570 for the years ended June 30, 2025, 2024 and 2023, respectively.

Government subsidies

(r) Government subsidies

The Company’s PRC based subsidiaries received government subsidies from certain local governments. The Company’s government subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Company, receipt of such subsidy income is not contingent upon any further actions or performance of the Company and the amounts do not have to be refunded under any circumstances.

Government subsidies are recognized as other income upon receipt as further performance by the Company is not required.

Share-based compensation

(s) Share-based compensation

The Company has granted share-based awards in the form of share options to certain consultants and management. The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, share-based awards granted are measured at the grant date fair value of the awards and recognized as expenses at grant date with no performance conditions and exercise prices. The fair value of shares is determined based on the market price of ordinary shares on the grant date.

Warrants

(t) Warrants

The accounting treatment of warrants issued is determined pursuant to the guidance provided by ASC 470, Debt (“ASC 470”), ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

Income taxes

(u) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive (loss) income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive (loss) income. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended June 30, 2025, 2024 and 2023. As of June 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value added tax (“VAT”)

(v) Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenues generated from sales of products and revenues earned for services. The Company records revenues net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The applicable PRC VAT rates are 13% for selling products and 6% for service income for the years ended June 30, 2025, 2024 and 2023.

Comprehensive (loss) income

(w) Comprehensive (loss) income

Comprehensive (loss) income includes all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive (loss) income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. For the years presented, comprehensive (loss) income includes net (loss) income and the foreign currency translation changes.

Segment

(x) Segment

In accordance with ASC 280-10, Segment Reporting, the Company’s chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues and expenses are derived from within the PRC, no geographical segments are presented.

Operating lease

(y) Operating lease

The Company adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”) as of July 1, 2021, using the non-comparative transition option pursuant to ASU 2018-11. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things (i) allowed the Company to carry forward the historical lease classification; (ii) did not require the Company to reassess whether any expired or existing contracts are or contain leases and (iii) did not require the Company to reassess initial direct costs for any existing leases. Therefore, the Company did not consider its existing land use right that was not previously accounted for as leases under Topic 840. For all operating leases except for short-term leases, the Company recognized operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less were short-term leases and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheets.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Company’s lease agreements contained renewal options; however, the Company did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Company was reasonably certain of renewing the lease at inception or when a triggering event occurred. The Company’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Commitments and contingencies

(z) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(z) Commitments and contingencies- continued

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recently adopted accounting standards pronouncements

(aa) Recently adopted accounting standards pronouncements

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this standard since June 30, 2024, which did not have a material impact on the consolidated financial statements but resulted in certain additional disclosures as required by the revised ASU.

Recently issued accounting standards pronouncements

(bb) Recently issued accounting standards pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). This ASU requires new financial statement disclosures disaggregating prescribed expense categories within relevant income statement expense captions. ASU 2024-03 will be effective for the Group beginning December 15, 2026, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.